Rights of use asset and lease liability - Right of use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Rights of use asset and lease liability
Balance	$ 1,233	$ 380
Additions	291	1,124
Amortisation	(556)	(274)
Effect of movement in foreign exchange rates	6	3
Balance	$ 974	$ 1,233